Share based Payments - Additional Information (Detail)		12 Months Ended
	Aug. 05, 2015	Jun. 30, 2018	Jun. 30, 2017 shares	Jun. 30, 2016	Jul. 31, 2017 shares
Disclosure of other equity instruments [line items]
Fair value of long term incentives		13,272,356	10,023,350
Options granted		0	0
Concurrent Private Placement [member] | American Depository Shares [member]
Disclosure of other equity instruments [line items]
Number of shares issued					1,973,451
Mr grant chamberlain [Member]
Disclosure of other equity instruments [line items]
Share approved for issuance			13,272,356
Performance right conversion ratio in shares			1
Weighted average remaining contractual life of performance rights outstanding			1 year 2 months 12 days
Equity incentive plan [member]
Disclosure of other equity instruments [line items]
Options granted		0	0	0
Equity incentive plan [member] | Long Term Incentives Performance Rights [member] | August Five Two Thousand Fifteen [member]
Disclosure of other equity instruments [line items]
Fair value of long term incentives	42,000,000